3. Revenue - Disaggregation of revenue (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other revenue information
Revenues	€ 4,008	€ 150	€ 15,361	€ 682
Point in time
Other revenue information
Revenues			5,633	355
Over time
Other revenue information
Revenues	4,008	150	9,728	327
Germany
Other revenue information
Revenues		11		31
Europe
Other revenue information
Revenues	325	47	1,077	318
USA
Other revenue information
Revenues	3,683	92	14,284	333
Collaboration
Other revenue information
Revenues	3,683		14,284	205
Service
Other revenue information
Revenues	€ 325	€ 150	€ 1,077	€ 477